Fidelity® Variable Insurance Products

Investor Class

Floating Rate High Income Portfolio

Summary Prospectus

April 28, 2016

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund (including the fund's SAI) online at advisor.fidelity.com/vipfunddocuments. You can also get this information at no cost by calling 1-866-997-1254 or by sending an e-mail request to funddocuments@fmr.com. The fund's prospectus and SAI dated February 29, 2016 are incorporated herein by reference.

245 Summer Street, Boston, MA 02210

Fund Summary

Fund/Class:
VIP Floating Rate High Income Portfolio/Investor Class

Investment Objective

The fund seeks a high level of current income.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees

(fees paid directly from your investment)	Not Applicable

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.23%
Total annual operating expenses	0.79%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

1 year	$81
3 years	$252
5 years	$439
10 years	$978

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in floating rate loans, which are often lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other floating rate securities.
  Investing in companies in troubled or uncertain financial condition.
  Investing in money market and investment-grade debt securities, and repurchase agreements.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Impairment of Collateral.  A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.
  Floating Rate Loan Liquidity.  Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed, including extended trade settlement periods. Difficulty in selling a floating rate loan can result in a loss.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can limit the potential for gains when the credit quality of the issuer improves.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, involve greater risk of default on interest and principal payments or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	2.16%	March 31, 2015
Lowest Quarter Return	(2.00)%	December 31, 2015

Average Annual Returns

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Investor Class	(0.09)%	(0.53)%
S&P®/LSTA Leveraged Performing Loan Index (reflects no deduction for fees, expenses,or taxes)	0.10%	0.42%

(a)  From April 9, 2014

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Eric Mollenhauer (co-manager) and Kevin Nielsen (co-manager) have managed the fund since April 2014.

Purchase and Sale of Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund has no minimum investment requirement.

Tax Information

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus. Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2016 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity® Variable Insurance Products.

1.9586425.102	VIPFHI-INV-SUM-0416

Fidelity® Variable Insurance Products

Initial Class

Floating Rate High Income Portfolio

Summary Prospectus

April 28, 2016

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund (including the fund's SAI) online at advisor.fidelity.com/vipfunddocuments. You can also get this information at no cost by calling 1-866-997-1254 or by sending an e-mail request to funddocuments@fmr.com. The fund's prospectus and SAI dated February 29, 2016, are incorporated herein by reference.

245 Summer Street, Boston, MA 02210

Fund Summary

Fund/Class:
VIP Floating Rate High Income Portfolio/Initial Class

Investment Objective

The fund seeks a high level of current income.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees

(fees paid directly from your investment)	Not Applicable

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.20%
Total annual operating expenses	0.76%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

1 year	$78
3 years	$243
5 years	$422
10 years	$942

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in floating rate loans, which are often lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other floating rate securities.
  Investing in companies in troubled or uncertain financial condition.
  Investing in money market and investment-grade debt securities, and repurchase agreements.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Impairment of Collateral.  A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.
  Floating Rate Loan Liquidity.  Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed, including extended trade settlement periods. Difficulty in selling a floating rate loan can result in a loss.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can limit the potential for gains when the credit quality of the issuer improves.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, involve greater risk of default on interest and principal payments or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	2.16%	March 31, 2015
Lowest Quarter Return	(2.00)%	December 31, 2015

Average Annual Returns

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Initial Class	(0.09)%	(0.51)%
S&P®/LSTA Leveraged Performing Loan Index (reflects no deduction for fees, expenses, or taxes)	0.10%	0.42%

(a)  From April 9, 2014

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Eric Mollenhauer (co-manager) and Kevin Nielsen (co-manager) have managed the fund since April 2014.

Purchase and Sale of Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund has no minimum investment requirement.

Tax Information

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus. Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2016 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity® Variable Insurance Products.

1.9586422.102	VIPFHI-SUM-0416